Effects of changes in currency exchange rate (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets [abstract]
Cash and cash equivalents	$ 396,389,016	$ 196,369,224	$ 319,014,050	$ 170,044,602
Other financial assets	12,212,588	9,815,358
Other non-financial assets	15,278,558	22,395,591
Trade and other current receivables	275,387,923	300,013,940
Accounts receivable from related parties	5,313,079	3,278,685
Inventories	231,843,261	232,434,461
Biological assets	10,595,029	9,459,071	8,489,873
Tax receivable	10,865,347	15,132,290
Non-current assets of disposal groups classified as held for sale	2,121,327	383,138
Total current assets	960,006,128	789,281,758
Chilean Pesos [Member]
Current assets [abstract]
Cash and cash equivalents	335,361,795	152,203,454
Other financial assets	960,780	1,411,002
Other non-financial assets	9,591,141	14,650,054
Trade and other current receivables	183,196,543	181,492,816
Accounts receivable from related parties	5,258,032	3,118,442
Inventories	189,861,432	183,592,686
Biological assets	9,643,482	8,568,831
Tax receivable	3,700,444	8,908,539
Non-current assets of disposal groups classified as held for sale	1,770,547	0
Total current assets	739,344,196	553,945,824
US Dollar [Member]
Current assets [abstract]
Cash and cash equivalents	22,294,738	25,497,806	19,026,630
Other financial assets	6,433,101	8,221,686
Other non-financial assets	448,432	1,320,765
Trade and other current receivables	29,115,797	35,796,040
Accounts receivable from related parties	17,977	77,375
Inventories	58,310,045	70,913,672
Euros [Member]
Current assets [abstract]
Cash and cash equivalents	862,011	2,592,865
Other financial assets	8,177	171,824
Other non-financial assets	110,319	4,785
Trade and other current receivables	8,750,745	9,709,996
Total current assets	9,731,252	12,479,470
Argentinean Pesos [Member]
Current assets [abstract]
Cash and cash equivalents	30,254,883	7,473,053	33,207,046
Other non-financial assets	4,407,254	5,434,632
Trade and other current receivables	38,907,043	56,518,792
Inventories	29,760,021	34,513,163
Biological assets	951,547	890,240
Tax receivable	6,979,388	6,029,315
Non-current assets of disposal groups classified as held for sale	350,780	383,138
Total current assets	111,610,916	111,242,333
Uruguayan Peso [Member]
Current assets [abstract]
Cash and cash equivalents	1,213,256	1,384,395	548,975
Other non-financial assets	42,866	79,070
Trade and other current receivables	4,374,350	4,350,677
Inventories	2,001,668	1,826,086
Tax receivable	185,515	194,436
Total current assets	7,817,655	7,834,664
Paraguayan Guarani [Member]
Current assets [abstract]
Cash and cash equivalents	2,534,290	2,763,191	2,495,748
Other non-financial assets	67,345	312,473
Trade and other current receivables	6,512,786	7,183,907
Accounts receivable from related parties	57	688
Inventories	8,112,761	8,107,700
Total current assets	17,227,239	18,367,959
Other currencies [Member]
Current assets [abstract]
Cash and cash equivalents	447,388	1,130,907	$ 676,270
Other financial assets	149,481	10,846
Trade and other current receivables	2,511,861	1,762,184
Total current assets	3,108,730	2,903,937
Unidades de Fomento
Current assets [abstract]
Other financial assets	4,661,049	0
Other non-financial assets	493,523	435,913
Trade and other current receivables	554,071	1,280,465
Accounts receivable from related parties	37,013	82,180
Total current assets	5,745,656	1,798,558
Bolivianboliviano [Member]
Current assets [abstract]
Cash and cash equivalents	3,420,655	3,323,553
Other non-financial assets	117,678	157,899
Trade and other current receivables	1,464,727	1,919,063
Inventories	2,107,379	4,394,826
Total current assets	$ 7,110,439	$ 9,795,341